PARNASSUS CORE EQUITY FUND

Portfolio of Investments as of March 31, 2024 (unaudited)

Equities	Shares	Market Value ($)

Banks (3.9%)
Bank of America Corp.	30,846,077	1,169,683,240

Capital Markets (8.2%)
CME Group Inc., Class A	4,068,009	875,801,658
Intercontinental Exchange Inc.	6,525,489	896,797,953
S&P Global Inc.	1,656,539	704,774,518
		2,477,374,129

Chemicals (5.2%)
Linde plc	1,918,254	890,683,697
Nutrien Ltd.	1,759,880	95,579,083
The Sherwin-Williams Co.	1,740,470	604,517,445
		1,590,780,225

Commercial Services & Supplies (2.6%)
Waste Management Inc.	3,741,300	797,458,095

Containers & Packaging (3.2%)
Ball Corp. Ω	14,166,331	954,244,056

Diversified Financial Services (2.8%)
Fiserv Inc. [q]	5,254,999	839,853,940

Diversified Telecommunication Services (1.4%)
Verizon Communications Inc.	10,289,897	431,764,078

Food & Staples Retailing (2.9%)
Costco Wholesale Corp.	616,216	451,458,328
Sysco Corp.	5,399,503	438,331,654
		889,789,982

Food Products (1.2%)
Mondelez International Inc., Class A	5,378,558	376,499,060

Health Care Providers & Services (2.4%)
The Cigna Group	2,032,303	738,112,126

Hotels Restaurants & Leisure (1.6%)
Marriott International Inc., Class A	1,949,695	491,927,545

Household Durables (1.3%)
D.R. Horton Inc.	2,446,706	402,605,472

Household Products (1.7%)
The Procter & Gamble Co.	3,082,143	500,077,702

Insurance (2.3%)
Marsh & McLennan Co., Inc.	3,387,718	697,802,154

Interactive Media & Services (5.2%)
Alphabet Inc., Class A [q]	10,434,821	1,574,927,534

IT Services (3.5%)
Mastercard Inc., Class A	2,165,385	1,042,784,454

Life Sciences Tools & Services (4.0%)
Danaher Corp.	2,292,131	572,390,953
Thermo Fisher Scientific Inc.	1,099,141	638,831,741

		1,211,222,694

Machinery (3.8%)
Deere & Co.	2,776,596	1,140,459,041

Media (1.8%)
Charter Communications Inc., Class A [q]	1,872,813	544,295,642

Pharmaceuticals (1.7%)
Roche Holding AG, ADR [l]	16,137,647	515,113,692

Professional Services (2.7%)
Equifax Inc.	1,558,483	416,925,372
Verisk Analytics Inc.	1,681,702	396,427,612

		813,352,984

Real Estate Investment Trust (0.9%)
Realty Income Corp.	4,814,886	260,485,333

Semiconductors & Semiconductor Equipment (12.4%)
Applied Materials Inc.	3,549,240	731,959,765
Broadcom Inc.	354,298	469,590,112
Intel Corp.	15,825,474	699,011,187
Micron Technology Inc.	3,221,402	379,771,082
NVIDIA Corp.	1,638,194	1,480,206,571

		3,760,538,717

Software (16.8%)
Adobe Inc. [q]	528,971	266,918,767
Intuit Inc.	1,061,307	689,849,550
Microsoft Corp.	4,787,887	2,014,359,819
Oracle Corp.	5,822,909	731,415,599
Salesforce Inc. [q]	4,614,483	1,389,789,990
		5,092,333,725

Specialty Retail (2.3%)
AutoZone Inc. [q]			222,466	701,134,969

Technology Hardware, Storage & Peripherals (3.7%)
Apple Inc.			6,555,548	1,124,145,371

Total investment in equities (99.5%)
(cost $20,813,490,421)				30,138,765,960

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Certificates of Deposit (0.0%) α
Citizens Trust Bank	1.00%	01/14/2025	250,000	242,131
Community Vision Capital & Consulting	0.25%	01/31/2025	250,000	237,500
Self-Help Federal Credit Union	4.50%	10/16/2024	250,000	244,590
Self-Help Federal Credit Union	4.60%	02/17/2025	1,000,000	964,809

				1,689,030

Certificates of Deposit Account Registry Service (0.0%) α
CDARS agreement with Beneficial State Bank, dated 03/14/2024 Participating depository institutions: CapStar Bank, par 150,500 First Business Bank., par 235,500; Freedom Financial Bank, par 235,500; Frontier Bank, par 235,500; River City Bank, par 235,500; Signature Bank National Association, par 235,500; Solera National Bank, par 235,500; South Ottumwa Savings Bank, par 235,500; Summit Community Bank Inc, par 143,000; The Peoples Bank of Georgia, par 58,000; (cost $1,923,956)	4.18%	03/13/2025	2,000,000	1,923,956

Community Development Loans (0.0%) α
BlueHub Loan Fund Inc.	1.00%	04/15/2024	100,000	99,771
BlueHub Loan Fund Inc.	1.00%	04/15/2024	900,000	897,934
New Hampshire Community Loan Fund Inc.	1.00%	07/31/2024	500,000	490,082
Root Capital Inc.	1.00%	02/01/2025	200,000	189,967
Vermont Community Loan Fund Inc.	2.00%	04/15/2024	100,000	99,770
				1,777,524

Time Deposits (0.3%)
Sumitomo, Tokyo	4.68%	04/01/2024	84,900,001	84,900,001

Securities Purchased with Cash Collateral from Securities Lending

Registered Investment Companies (0.00%)
Invesco Aim Government & Agency Portfolio

Short-Term Investments Trust, Institutional Class	5.23%	3,868,704

Total short-term securities (0.3%)
(cost $94,159,215)		94,159,215

Payable upon return of securities loaned (0.00%)		(3,868,704)

Total securities (99.8%)
(cost $20,907,649,636)		30,229,056,471

Other assets and liabilities (0.2%)		56,748,189

Total net assets (100.0%)		30,285,804,660

l	This security, or partial position of this security, was on loan at March 31, 2024. The total value of the securities on loan at March 31, 2024 was $3,871,128

Ω	Fund ownership consists of 5% or more of the shares outstanding of the Affiliated Issuer, as defined under the Investment Securities Act of 1940.

q	This security is non-income producing.

α	Market value adjustments have been applied to these securities to reflect potential early withdrawal. Such securities has been classified as level 3.

plc  Public Limited Company

AG  Aktiengesellschaft

ADR  American Depositary Receipt